U.S. Government Securities Savings Fund (Prospectus Summary) | U.S. Government Securities Savings Fund
U.S. Government Securities Savings Fund
Investment Objective
U.S. Government Securities Savings Fund (Government Securities Savings Fund) seeks to achieve a consistently high yield with safety of principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	U.S. Government Securities Savings Fund
Maximum sales charge	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	U.S. Government Securities Savings Fund
Management fee	0.50%
Distribution and/or service (12b-1) fees	none
Other expenses	0.31%
Total annual fund operating expenses	0.81%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
If you redeem your shares:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
U.S. Government Securities Savings Fund	93	269	460	1,012

If you do not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
U.S. Government Securities Savings Fund	83	259	450	1,002

Principal Investment Strategies
Under normal market conditions, the Government Securities Savings Fund invests at least 80% of its net assets in United States Treasury debt securities and obligations of agencies and instrumentalities of the United States, including repurchase agreements collateralized with such securities.

The fund seeks to provide a stable net asset value of $1 per share by investing in highly liquid securities and by maintaining an average maturity of 60 days or less. However, there can be no assurance that it can always do so (the fund is measured in accordance with Securities and Exchange Commission rules applicable to money market funds).

In selecting investments, the Adviser's analysis encompasses an interest rate forecast that considers such factors as economic growth and the current inflation outlook. After establishing an interest rate outlook, the Adviser applies a process of selecting bonds for the fund's portfolio, which analyzes yields, maturities and bond ratings of particular bonds.
Principal Risks
• Main Risk. The fund is designed for investors who primarily seek current income. The fund is not intended to be a complete investment program, and there is no assurance that its investment objectives can be achieved. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance
  Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

• Risk of Investing In Government Agencies. The Government Securities Savings
  Fund invests in various United States government agencies, which, while chartered or sponsored by Acts of Congress, are neither issued nor guaranteed by the United States Treasury. Each of these agencies, which include the Federal
  Home Loan Bank, the Federal Farm Credit Bank and the Tennessee Valley Authority,
  is supported by its own credit. However, the Federal Home Loan Bank is also supported by the ability of the United States Treasury to buy up to $4 billion of debt of the agency. Also, the Tennessee Valley Authority has a credit line of
  $150 million with the United States Treasury.

• Income Risk. The fund is subject to income risk, which is the risk that a fund's dividends (income) will decline due to falling interest rates.

• Inflation Risk. The fund's yields will vary as the short-term securities in their portfolios mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of a fund's yield may be eroded by inflation.

• Issuer Risk. There is a possibility that an issuer of a security could be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.
Performance Information
The following bar chart and table show the volatility of the fund's Investor
Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. How the fund performed in the past, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling 1-800-873-8637.
Annual Total Returns (as of December 31 each year)

Best quarter shown in the bar chart above: 1.20% in the fourth quarter of 2006. Worst quarter shown in the bar chart above: 0.00% in the first quarter of 2010.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
U.S. Government Securities Savings Fund	Government Securities Savings Fund	0.01%	1.32%	1.69%

The 7-day yield on December 31, 2011, was 0.01%. For the fund's current yield, call 1-800-873-8637.

The Adviser has voluntarily agreed to waive fees and/or reimburse expenses for the fund to the extent necessary to maintain a certain minimum net yield for the fund, as determined by the Adviser with respect to the fund (Minimum Yield). The
Adviser may recapture any fees waived and/or expenses reimbursed within three years after the end of the fiscal year of such waiver and/or reimbursement to the extent that such recapture would not cause the fund's net yield to fall below the fund's previously determined Minimum Yield or the expenses to exceed the overall expense ratio limit in effect at the time of the waiver and/or reimbursement. This recapture could negatively affect the fund's yield and expenses in the future.